STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
General and administrative	$ 5,073	$ 21,655	$ 20,044	$ 35,981	$ 41,119	$ 20,469
TOTAL OPERATING EXPENSES	(5,073)	(21,655)	(20,044)	(35,981)	41,119	20,469
NET LOSS	$ (14,547)	$ (21,655)	$ (20,044)	$ (35,981)	$ (41,119)	$ (20,469)
LOSS PER COMMON SHARE - BASIC AND DILUTED	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	64,242,500	64,242,500	64,242,500	64,242,500	64,242,500	64,242,500